UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2017

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—97.4%
		Alabama—.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2018 (a)	$5,086,450
		Alaska—.5%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027 (a)	3,564,256
		Arizona—3.5%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2018 (a)	5,065,750
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,233,728
5,000	M	Salt River Agric. Impt. & Pwr. 5% 1/1/2038	5,936,050
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. 5% 1/1/2018 (a)	5,052,500
			23,288,028
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2019 (a)	5,315,950
		California—7.4%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,559,100
		California State General Obligation:
5,000	M	5.25% 9/1/2030	5,994,850
5,000	M	5% 11/1/2030	5,918,200
10,000	M	5% 9/1/2035	11,830,000
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2018 (a)	5,162,900
5,000	M	Hartnell Community College Dist. GO 4% 8/1/2047	5,244,650
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,176,150
3,330	M	Los Angeles Water & Power TOB Trust 12.059% 7/1/2047 (b)	5,079,582
			49,965,432
		Colorado—1.6%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,178,900
5,000	M	Denver City & County 4% 9/15/2042	5,369,750
			10,548,650
		District of Columbia—.9%
5,000	M	District of Columbia GO 6% 6/1/2021	5,843,500
		Florida—10.4%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,408,000
5,000	M	Duval County School Board COP 5.25% 7/1/2019 (a)	5,372,450
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	5,720,440
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)	5,449,300
4,305	M	Lee County Airport Rev. 5% 10/1/2033	5,027,078
5,000	M	Manatee County School Board COP 5.625% 7/1/2031	5,589,000
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028	5,381,650
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2019 (a)	5,375,450
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)	5,291,650
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029 (a)	5,300,800
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)	5,209,200
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,412,850

		Port Saint Lucie Utility Revenue:
4,525	M	5% 9/1/2018 (a)	4,693,692
475	M	5% 9/1/2029	491,307
			69,722,867
		Georgia—4.5%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030	5,600,250
		Atlanta Water & Wastewater Revenue:
3,420	M	5.25% 11/1/2019 (a)	3,720,447
9,040	M	5.5% 11/1/2019	9,864,900
1,580	M	5.25% 11/1/2034	1,716,449
5,000	M	5% 11/1/2035	5,832,750
3,645	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031	3,739,733
			30,474,529
		Hawaii—.8%
5,000	M	Hawaii State 4% 5/1/2037	5,357,850
		Illinois—6.2%
15,415	M	Chicago Board of Education Lease Certificates 6% 1/1/2020	15,981,347
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)	5,852,250
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 4/14/2018 (a)	5,114,850
5,000	M	Children's Memorial Hospital 5.25% 8/15/2033	5,167,000
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2030	7,582,540
1,790	M	Regional Transportation Auth. 7.75% 6/1/2019	1,921,833
			41,619,820
		Indiana—2.5%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)	7,636,512
550	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029	570,388
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2018 (a)	8,647,539
			16,854,439
		Kentucky—.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	5,090,100
		Louisiana—1.0%
8,230	M	Regional Trans. Auth. Zero Coupon 12/1/2021	6,714,692
		Maine—.3%
1,775	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	1,873,033
		Massachusetts—1.9%
1,800	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	1,894,050
5,000	M	Massachusetts St. GO 5% 7/1/2037	5,788,300
5,000	M	Massachusetts St. Health & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,306,950
			12,989,300
		Michigan—4.3%
4,970	M	Detroit Sewer Disp. Sys. Rev. 7.5% 7/1/2019 (a)	5,524,205
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)	5,455,600
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,309,500
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,582,070
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	7,172,676
			29,044,051
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2018 (a)	5,248,150
		Montana—.1%
905	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	917,426
		Nevada—.8%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,410,950

		New Jersey—3.3%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	5,696,250
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,316,450
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 1/1/2030	5,721,100
5,000	M	5% 1/1/2043	5,607,150
			22,340,950
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031	5,139,650
		New York—12.7%
5,000	M	New York City GO 5% 12/1/2041	5,840,150
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	25,895,320
		New York City Trans. Fin. Auth. Rev. Future Tax:
7,500	M	5% 11/1/2038	8,469,225
5,000	M	5% 8/1/2042	5,767,550
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040	4,343,143
10,000	M	New York University 5.75% 7/1/2027	12,412,500
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035	5,712,900
5,000	M	5% 2/15/2037	5,670,550
10,000	M	Port Authority of New York & New Jersey 5% 10/15/2042	11,712,500
			85,823,838
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034	5,248,300
		Ohio—2.4%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	5,292,850
2,890	M	Jefferson County GO 5.75% 12/1/2019	3,034,587
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,285,800
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
905	M	6.125% 9/1/2028	938,114
1,595	M	5.85% 9/1/2033	1,683,172
			16,234,523
		Oklahoma—.8%
5,000	M	Oklahoma State Turnpike Auth. 5% 1/1/2042	5,753,850
		Pennsylvania—4.7%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,600,050
6,780	M	Delaware River Joint Toll Bridge Commission 5% 7/1/2047	7,806,763
		Pennsylvania State Turnpike Commission:
6,000	M	5% 12/1/2043	6,790,440
5,000	M	5% 12/1/2045	5,719,800
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,751,850
			31,668,903
		Rhode Island—1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,434,070
		South Carolina—.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,698,350

		Texas—9.3%
4,495	M	Crandall ISD GO 4% 8/15/2043	4,735,752
3,330	M	Cypress-Fairbanks ISD TOB Trust 12.079% 2/15/2044 (b)	4,731,797
		Hitchcock Independent School District General Obligation:
4,385	M	5.25% 2/15/2018 (a)	4,457,309
615	M	5.25% 2/15/2030	624,828
5,000	M	Houston General Obligation 4% 2/15/2042	5,313,350
4,730	M	Houston Utilities System Rev. 5.125% 5/15/2019 (a)	5,045,018
5,000	M	Houston Utilities Systems Wtr. & Swr. Rev. 5% 11/15/2027	5,025,450
		North Texas Tollway Auth. Revenue:
9,300	M	5.125% 1/1/2018 (a)	9,398,487
700	M	5.125% 1/1/2028	707,175
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,444,650
5,000	M	San Antonio Elec. & Gas Rev. 5% 2/1/2047	5,841,300
5,000	M	State of Texas TOB Trust 8.534% 8/1/2035 (b)	5,680,250
5,000	M	Tyler Independent School District 5% 2/15/2042	5,838,700
			62,844,066
		Virginia—.8%
5,000	M	Virginia State Commonwealth Trans. Brd. 4% 5/15/2042	5,333,300
		Washington—5.2%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045	5,763,800
7,635	M	Pierce County School District TOB Trust Receipts 12.011% 12/1/2039 (b)	11,347,519
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033	5,226,400
7,000	M	Providence Health 5.25% 10/1/2033	7,267,680
5,500	M	Washington State TOB 8.526% 1/1/2018 (b)	5,614,950
			35,220,349
		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 12/1/2018 (a)	4,730,130
		Wisconsin—4.1%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	14,347,680
		Wisconsin State General Fund:
630	M	5.75% 5/1/2019 (a)	677,603
6,275	M	5.75% 5/1/2033	6,749,139
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041	5,503,700
			27,278,122
Total Value of Municipal Bonds (cost $613,254,603)		97.4%	655,677,874
Other Assets, Less Liabilities		2.6	17,435,838
Net Assets		100.0%	$673,113,712

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $613,254,603.  Accumulated net unrealized appreciation on investments was $42,423,271, consisting of $42,616,907 gross unrealized appreciation and $193,636 gross unrealized depreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.7%
		Alabama—1.0%
$2,500	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$2,705,275
		Alaska—1.2%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2019 (a)	3,281,400
		Arizona—3.0%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2018 (a)	1,296,125
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	5,155,900
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2018 (a)	2,090,120
			8,542,145
		California—5.5%
1,100	M	Alhambra Unified School District GO 5.25% 8/1/2019 (a)	1,186,746
		California State General Obligation:
2,000	M	5% 9/1/2036	2,357,320
5,000	M	5% 4/1/2037	5,767,050
5,905	M	San Francisco Muni. Transp. Agy. Rev. 4% 3/1/2042	6,237,274
			15,548,390
		Colorado—.4%
1,100	M	Fort Lupton Water Rev. 4% 12/1/2042	1,151,491
		Connecticut—.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,021,290
		District of Columbia—1.1%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,221,040
		Florida—9.1%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,835,950
		Broward County School Board Certificates of Participation:
1,000	M	5.125% 7/1/2019 (a)	1,072,140
1,000	M	5.25% 7/1/2019 (a)	1,074,310
		Florida State Municipal Power Agy. Revenue:
4,250	M	5% 10/1/2018 (a)	4,423,613
750	M	5% 10/1/2028	778,365
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,687,747
1,250	M	Manatee County School Dist. Rev. 5% 10/1/2032	1,483,850
1,500	M	Miami-Dade County Hlth. Facs. Auth. Rev. 5% 8/1/2042	1,703,235
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2020 (a)	5,524,900
			25,584,110
		Georgia—6.1%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,627,450
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2019 (a)	3,768,798
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,845,275
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2018 (a)	1,557,525
1,185	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	1,215,798
2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2018 (a)	2,092,000
			17,106,846

		Hawaii—1.0%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,720,925
		Illinois—5.3%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2018 (a)	5,052,500
5,000	M	6.5% 1/1/2021 (a)	5,852,250
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,780,075
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,285,980
			14,970,805
		Indiana—.9%
2,500	M	Tri-Creek Middle School Bldg. Corp. Rev. 5.25% 7/15/2018 (a)	2,586,075
		Louisiana—2.2%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2018 (a)	1,552,425
1,000	M	Louisiana State GO 5% 9/1/2020 (a)	1,112,350
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2019 (a)	1,062,470
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,511,247
			6,238,492
		Massachusetts—3.4%
3,550	M	Massachusetts State Dev. Fin. Agy. Rev. 4% 7/1/2046	3,770,917
5,000	M	Massachusetts State GO 5% 8/1/2035	5,676,750
			9,447,667
		Michigan—5.4%
5,000	M	Holland Elec. Rev. 5% 7/1/2039	5,617,200
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,686,400
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,126,930
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	2,746,600
			15,177,130
		Mississippi—2.2%
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,839,071
2,000	M	5.625% 7/1/2039	2,136,060
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,269,100
			6,244,231
		Missouri—2.3%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028	1,039,770
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034	4,253,480
1,000	M	5% 9/1/2037	1,063,370
			6,356,620
		New Jersey—4.7%
1,500	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2035	1,738,275
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038	4,164,240
		New Jersey State Turnpike Authority Revenue:
500	M	4% 1/1/2037	531,565
6,000	M	5% 1/1/2037	6,827,220
			13,261,300
		New York—11.7%
3,000	M	Long Island Power Auth. Rev. 5% 9/1/2041	3,466,560
4,050	M	Nassau County GO 5% 4/1/2031	4,484,768
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5% 7/15/2037	5,702,000
7,000	M	5% 11/1/2038	7,904,610

		New York State Dormitory Auth. Revenue:
5,000	M	Columbia University 5% 10/1/2041	5,607,350
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034	5,719,850
			32,885,138
		North Carolina—1.9%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2019 (a)	3,177,300
		University of North Carolina at Asheville:
1,000	M	4% 6/1/2036	1,066,380
1,000	M	4% 6/1/2037	1,064,030
			5,307,710
		Ohio—3.3%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)	2,110,300
250	M	Northeast Ohio Reg. Sch. Distr. Rev 4% 11/15/2043 (c)	266,890
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,283,367
5,000	M	University of Cincinnati 5% 6/1/2028	5,675,050
			9,335,607
		Oklahoma—2.0%
5,000	M	Oklahoma State Turnpike Auth. Rev. 5% 1/1/2042	5,753,850
		Pennsylvania—7.9%
5,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024	5,648,800
2,380	M	Beaver County GO 5.55% 11/15/2017 (a)	2,394,637
		Delaware County Auth. Revenue:
1,100	M	5% 10/1/2037	1,277,815
1,500	M	5% 10/1/2042	1,721,115
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2021 (a)	1,729,500
		Pennsylvania State Turnpike Comm. Revenue:
500	M	5% 12/1/2037 (c)	581,620
2,500	M	5% 12/1/2039	2,890,200
1,000	M	5% 12/1/2042 (c)	1,150,090
1,000	M	5% 12/1/2044	1,149,730
635	M	5% 12/1/2045	726,415
2,910	M	West Mifflin Area School District GO 5.375% 10/1/2018 (a)	3,040,048
			22,309,970
		Rhode Island—2.9%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Public Schools Financing Program:
1,180	M	5.25% 5/15/2019 (a)	1,260,712
2,070	M	5.25% 5/15/2029	2,211,588
		University of Rhode Island Revenue:
1,415	M	5.25% 9/15/2029	1,517,347
2,000	M	4% 9/15/2042 (c)	2,072,900
1,000	M	Rhode Island State Turnpike & Bridge Auth. Rev. 5% 10/1/2040	1,141,100
			8,203,647
		South Dakota—.5%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)	1,552,380
		Tennessee—.3%
1,000	M	Met. Govt. Nashville & Davidson Cnty Hlth. & Edl. Fac. Rev. 4% 7/1/2047	1,019,280
		Texas—10.0%
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,932,850
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,204,000
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031	5,608,250
2,165	M	Little Elm Ind. Sch. Dist. GO 5% 8/15/2037	2,430,927

		North Texas Tollway Auth. Revenue:
2,000	M	5% 9/1/2031		2,267,540
5,000	M	5% 1/1/2040		5,552,000
1,250	M	Parker County GO 5% 2/15/2019 (a)		1,318,763
				28,314,330
		Utah—.5%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030		1,480,323
		Virginia—1.7%
		Virginia Res. Auth. Infrastructure Revenue:
1,735	M	4% 11/1/2042		1,860,024
1,905	M	4% 11/1/2045		2,016,919
745	M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037		864,966
				4,741,909
		Washington—1.8%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,191,200
Total Value of Municipal Bonds (cost $261,690,215)			99.7%	281,260,576
Other Assets, Less Liabilities			.3	863,447
Net Assets			100.0%	$282,124,023

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $261,690,215.  Accumulated net unrealized appreciation on investments was $19,570,361, consisting of $19,619,904 gross unrealized appreciation and $49,543 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.5%
		Airport—7.7%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,104,520
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,034,200
		San Jose Airport Revenue:
575	M	5% 3/1/2036	670,824
570	M	5% 3/1/2037	663,970
1,000	M	5% 3/1/2042	1,159,510
			4,633,024
		Appropriation—1.9%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045	1,136,120
		Education—2.9%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031	578,140
1,000	M	California State University Rev. 5% 11/1/2037	1,153,160
			1,731,300
		Electric—4.9%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	560,915
2,000	M	Los Angeles Water & Power Rev. 5% 7/1/2036	2,374,420
			2,935,335
		General Obligation—23.1%
		California State Various Purpose:
1,000	M	5% 9/1/2031	1,174,680
2,000	M	5% 4/1/2037	2,306,820
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,076,470
1,000	M	Liberty Union High School District 4% 8/1/2042	1,054,060
1,000	M	Los Angeles Unified School District 5% 7/1/2040	1,168,310
1,000	M	Miracosta Community College District 4% 8/1/2042	1,068,780
350	M	Natomas Unified School District 5.95% 9/1/2021	380,023
1,000	M	New Haven Unified School District 5% 8/1/2040	1,158,420
1,000	M	San Diego Unified School District 5% 7/1/2040	1,156,900
1,000	M	San Francisco Bay Area 4% 8/1/2037	1,081,080
1,050	M	Sonoma Valley Unified School District 4% 8/1/2042	1,116,685
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032	1,149,120
			13,891,348
		Health Care—5.6%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031	1,111,820
500	M	Stanford Hospital 5.25% 11/15/2031	559,355
1,000	M	Sutter Health 5% 8/15/2043	1,136,360
500	M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2026	560,895
			3,368,430

		Lease—2.9%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029	567,055
1,000	M	5.5% 11/1/2030	1,203,500
			1,770,555
		Other Tax—5.5%
170	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	170,619
850	M	Los Angeles County Metropolitan Trans. Auth. 5% 6/1/2038	1,003,824
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032	1,098,470
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024	1,006,060
			3,278,973
		Pre-Refunded/Escrowed-to-Maturity—31.3%
1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (a)	1,078,860
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2023 (a)	1,192,760
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (a)	1,056,970
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2022 (a)	1,175,330
1,000	M	5% 9/1/2023 (a)	1,202,220
1,000	M	California Statewide Communities Dev. Auth. Rev. 5.125% 7/1/2018 (a)	1,032,580
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (a)	1,146,390
1,000	M	Chico Unified School District 5% 8/1/2018 (a)	1,035,150
1,000	M	College of the Sequoias 5.25% 8/1/2019 (a)	1,079,050
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2018 (a)	1,036,190
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)	1,159,500
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2019 (a)	1,068,790
665	M	Los Angeles Wastewater System 5% 6/1/2020 (a)	734,958
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2018 (a)	523,150
1,000	M	San Bernardino Community College District 6.5% 8/1/2018 (a)	1,048,180
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2018 (a)	1,026,020
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2021 (a)	1,157,220
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2019 (a)	1,059,230
			18,812,548
		Transportation—1.9%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,166,840
		Water/Sewer—11.8%
		Los Angeles Wastewater System Revenue:
335	M	5% 6/1/2027	368,343
1,000	M	5% 6/1/2035	1,176,570
500	M	Metropolitan Water District So. Cal. 5% 7/1/2029	533,760
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029	1,076,100
1,000	M	Orange Cnty Water District Rev. 4% 8/15/2041	1,065,180
1,000	M	San Diego County Water Auth. Rev. 5% 5/1/2033	1,164,450
1,000	M	San Francisco City & County Pub. Util. Commission 5% 11/1/2035	1,141,130
525	M	Upper Santa Clara Valley Auth. Rev. 4% 8/1/2039 (c)	559,178
			7,084,711
Total Value of Municipal Bonds (cost $55,512,901)		99.5%	59,809,184
Other Assets, Less Liabilities		.5	271,592
Net Assets		100.0%	$60,080,776

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $55,512,901.  Accumulated net unrealized appreciation on investments was $4,296,283, consisting of $4,309,131 gross unrealized appreciation and $12,848 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.0%
		Appropriation—10.7%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	$1,031,580
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028	1,088,110
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,755,740
			3,875,430
		Education—7.7%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041	1,107,620
510	M	Greenwich Academy 5.25% 3/1/2032	637,449
1,000	M	University of Connecticut 4.75% 2/15/2029	1,047,140
			2,792,209
		Electric—1.5%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030	554,840
		General Obligation—21.3%
		Bloomfield:
500	M	4% 8/1/2030	562,375
485	M	4% 8/1/2031	540,921
1,000	M	Connecticut State 5% 11/1/2031	1,112,900
865	M	Darien 3% 2/15/2037	851,212
250	M	Regional School District #18, 4% 8/15/2029	283,170
700	M	Stamford 3% 7/15/2030	717,024
		Stratford:
500	M	5% 7/1/2034	567,975
500	M	5% 7/1/2035	566,125
500	M	5% 7/1/2036	564,285
1,000	M	Waterbury 5% 12/1/2032	1,148,920
		Waterford:
350	M	4% 8/1/2029	396,813
350	M	4% 8/1/2030	392,045
			7,703,765
		Health Care—7.0%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040	531,945
		Middlesex Hospital:
350	M	5% 7/1/2026	383,474
460	M	5% 7/1/2027	502,177
1,000	M	Trinity Health Corp. 5% 12/1/2045	1,130,480
			2,548,076

		Housing—1.5%
500	M	Connecticut State Housing Fin. Auth. 3.875% 11/15/2035		522,685
		Other Revenue—3.1%
		Connecticut State Revolving Fund:
500	M	5% 3/1/2034		582,715
510	M	4% 5/1/2036		546,062
				1,128,777
		Other Tax—5.2%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,041,230
750	M	5% 8/1/2035		850,140
				1,891,370
		Pre-Refunded/Escrowed-to-Maturity—25.9%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)		1,038,460
1,000	M	Loomis Chafee School 5% 7/1/2018 (a)		1,030,940
1,000	M	Quinnipiac University 5.75% 7/1/2018 (a)		1,036,580
1,000	M	Salisbury School 5% 7/1/2018 (a)		1,030,790
1,000	M	Wesleyan University 5% 7/1/2020 (a)		1,106,130
1,000	M	William W. Backus Hospital 5% 7/1/2018 (a)		1,030,940
500	M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)		556,450
855	M	Hartford 5% 4/1/2021 (a)		966,210
1,500	M	New Haven 5% 3/1/2019 (a)		1,585,320
				9,381,820
		Water/Sewer—15.1%
1,000	M	Greater New Haven Water Pollution Control 5% 8/15/2030		1,165,220
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,116,750
500	M	5% 11/1/2042		558,345
		South Central Connecticut Water System Revenue:
500	M	5% 8/1/2028		606,475
1,000	M	5.25% 8/1/2029		1,021,200
		Stamford Water Pollution Control Sys.& Fac. Revenue:
75	M	5% 9/15/2030		88,987
750	M	5.5% 8/15/2038		889,838
				5,446,815
Total Value of Municipal Bonds (cost $34,289,552)			99.0%	35,845,787
Other Assets, Less Liabilities			1.0	368,316
Net Assets			100.0%	$$36,214,103

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $34,289,552.  Accumulated net unrealized appreciation on investments was $1,556,235, consisting of $1,583,811 gross unrealized appreciation and $27,576 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.6%
		Education—28.6%
$1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035	$1,087,390
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2039	1,176,350
500	M	Emerson College 5% 1/1/2040	571,080
1,000	M	Lesley University 5.25% 7/1/2033	1,114,690
500	M	Phillips Academy 5% 9/1/2038	585,505
1,000	M	Williams 4% 7/1/2046	1,062,230
315	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	333,358
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,139,590
			7,070,193
		General Obligation—10.0%
1,000	M	Massachusetts State 5.5% 8/1/2030	1,320,590
500	M	Quincy 5% 12/1/2028	554,770
500	M	Worcester 5% 1/15/2030	586,820
			2,462,180
		Health Care—2.1%
450	M	Massachusetts State Dev. Fin. Agy. Rev.
		(Partners Healthcare) 5% 7/1/2047	507,686
		Housing—4.4%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,077,840
		Other Revenue—1.7%
350	M	Marthas Vineyard Land Bank 5% 5/1/2036	408,901
		Other Tax—9.1%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,139,420
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,121,470
			2,260,890
		Pre-Refunded/Escrowed-to-Maturity—36.0%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2018 (a)	1,031,330
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	5.75% 9/1/2018 (a)	1,043,800
1,000	M	5.5% 11/15/2018 (a)	1,051,460
750	M	5.6% 10/1/2019 (a)	817,935
		Massachusetts State Health & Edl. Facs. Auth. Revenue:
700	M	5% 10/1/2017 (a)	700,161
1,000	M	5.375% 8/1/2018 (a)	1,036,050
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2020 (a)	1,112,410
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)	1,060,240
1,000	M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2018 (a)	1,050,290
			8,903,676

		Toll & Turnpike—4.4%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,082,190
		Water/Sewer—2.3%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		580,585
Total Value of Municipal Investments (cost $22,564,502)			98.6%	24,354,141
Other Assets, Less Liabilities			1.4	355,364
Net Assets			100.0%	$24,709,505

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $22,564,502. Accumulated net unrealized appreciation on investments was $1,789,639,consisting of $1,789,673 gross unrealized appreciation and $34 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security		Value
		MUNICIPAL BONDS—97.9%
		Airport—4.4%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045		$853,890
		Combined Utility—2.9%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029		563,465
		Education—7.9%
750	M	Eastern MI Univ Revs 4% 3/01/2034		798,457
125	M	University of MI Regent 5% 4/01/2035		150,239
500	M	Western Michigan University 5.25% 11/15/2033		579,505
				1,528,201
		Electric—3.2%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		620,230
		General Obligation—23.0%
350	M	Byron Center Public Schools 5% 5/1/2043		398,867
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,040,860
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,124,570
780	M	Novi Community School District 5% 5/1/2037		899,301
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,009,750
				4,473,348
		Health Care—8.6%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,103,130
500	M	Michigan St. Fin. Auth. Rev. 5% 12/1/2045		564,835
				1,667,965
		Lease—5.6%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,081,430
		Pre-Refunded/Escrowed-to-Maturity—39.4%
1,000	M	Detroit Michigan Sewer Disp. 7.5% 7/1/2019 (a)		1,111,510
1,000	M	Detroit Water Supply 5.5% 7/1/2018 (a)		1,034,160
200	M	Ferris State University 5% 10/1/2018 (a)		208,148
1,000	M	Grand Rapids Water Supply 5% 1/1/2019 (a)		1,050,160
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2019 (a)		1,078,700
1,000	M	Michigan State 5% 11/1/2018 (a)		1,044,280
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		1,061,900
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		1,062,960
				7,651,818
		Water/Sewer—2.9%
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		558,720
Total Value of Municipal Bonds (cost $17,837,705)			97.9%	18,999,067
Other Assets, Less Liabilities			2.1	408,856
Net Assets			100.0%	$19,407,923

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $17,837,705.  Accumulated net unrealized appreciation on investments was $1,161,362, consisting of $1,161,644 gross unrealized appreciation and $282 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—102.8%
		Airport—1.4%
$250	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2036	$294,785
		Appropriation—5.5%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,142,940
		Education—8.0%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	849,338
500	M	Minnesota State Higher Ed. Facs. Auth. Rev.
		(Macalester College) 5% 6/1/2035	541,005
250	M	University of Minnesota 5.25% 12/1/2030	282,183
			1,672,526
		Electric—21.5%
550	M	Chaska Electric Rev. 3% 10/1/2037	535,128
		Minnesota St. Municipal Pwr. Agy. Elec. Revenue:
250	M	5.25% 10/1/2035	274,392
455	M	4% 10/1/2041	481,822
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021	505,225
315	M	5% 1/1/2041 (c)	360,322
750	M	Rochester Elec. Util. Rev. 5% 12/1/2037	877,995
		Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue:
250	M	5% 1/1/2041	285,330
500	M	5% 1/1/2042 (c)	584,095
500	M	Western Minnesota Municipal Pwr. Agy. 5% 1/1/2036	577,370
			4,481,679
		General Obligation—10.6%
500	M	Bemidji 5% 2/1/2028	556,280
750	M	Chisago Lake Indpt. Sch. Dist. #2144, 3% 2/1/2031	756,150
750	M	Minneapolis Special Sch. Dist. #1 5% 2/1/2035	888,128
			2,200,558
		Health Care—11.2%
465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038	490,887
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030	798,623
500	M	Rochester Health Care Facs. Rev. 5% 11/15/2033	638,950
370	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	401,609
			2,330,069
		Housing—4.0%
		Minnesota State Housing Finance Agency:
10	M	Multi-Family Housing 5.05% 7/1/2034	10,328
		Rental Housing Revenue:
250	M	5% 8/1/2030	262,670
300	M	5.05% 8/1/2031	321,975
220	M	5% 8/1/2033	236,080
			831,053
		Lease—6.9%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	604,380
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031	281,937
250	M	State Appropriation 5% 8/1/2036	285,818
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029	262,337
			1,434,472

		Other Tax—4.5%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		340,146
500	M	St. Paul Port Authority 5% 3/1/2036		588,270
				928,416
		Pre-Refunded/Escrowed-to-Maturity—29.2%
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2019 (a)		736,106
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2018 (a)		505,005
500	M	Minnesota State 5% 6/1/2018 (a)		513,780
1,000	M	Minnesota State 911 Rev. 5% 6/1/2018 (a)		1,027,560
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2018 (a)		505,265
250	M	Gustavus Adolfus College 5% 10/1/2019		269,572
275	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2018 (a)		277,874
		St. Cloud Health Care Revenue:
500	M	5.375% 5/1/2019 (a)		534,340
250	M	5.125% 5/1/2020 (a)		275,860
500	M	St. Louis County 5% 12/1/2017 (a)		503,505
380	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2019 (a)		413,679
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5.25% 1/1/2019 (a)		526,570
				6,089,116
Total Value of Municipal Bonds (cost $20,384,023)			102.8%	21,405,614
Excess of Liabilities Over Other Assets			(2.8)	(582,822)
Net Assets			100.0%	$20,822,792

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $20,384,023.  Accumulated net unrealized appreciation on investments was $1,021,591, consisting of $1,031,303 gross unrealized appreciation and $9,712 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.3%
		Appropriation—10.3%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028	$1,214,130
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
780	M	5% 10/1/2028	797,831
1,000	M	5.75% 10/1/2031	1,068,460
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,108,440
1,000	M	5.5% 12/15/2038	1,041,060
			5,229,921
		Education—16.4%
		Edgewater Board of Education:
500	M	4% 3/1/2037	538,615
560	M	4% 3/1/2040	593,902
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036	1,125,640
1,000	M	5% 7/1/2039	1,118,840
		Princeton University:
1,000	M	5% 7/1/2034	1,068,790
1,500	M	4% 7/1/2035	1,660,785
1,000	M	Ramapo College 5% 7/1/2035	1,158,850
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,063,290
			8,328,712
		General Obligation—15.2%
500	M	Bayonne 5% 7/1/2039	562,130
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039	1,152,880
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,139,250
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,286,620
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,047,080
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037	1,153,810
415	M	Montclair Twp. 5% 1/1/2037	468,564
		Woodbridge Township:
500	M	4% 7/1/2030 (c)	555,480
360	M	4% 7/1/2031 (c)	397,188
			7,763,002

		Health Care—8.3%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
1,000	M	Hackensack Meridian Health 5% 7/1/2035		1,161,590
2,000	M	Hackensack University Medical Center 5.25% 1/1/2031		2,022,340
1,000	M	Virtua Health 5.5% 7/1/2038		1,069,930
				4,253,860
		Housing—.1%
45	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028		45,014
		Industrial Development Revenue/Pollution Control Revenue—3.8%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		1,920,511
		Lease—5.2%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024		1,205,080
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040		1,133,290
280	M	Middlesex County Impt. Auth. 4% 7/15/2037		301,627
				2,639,997
		Other Revenue—.4%
190	M	Monmouth Cnty Impt. Auth. Rev. 5% 1/15/2029		211,593
		Pre-Refunded/Escrowed-to-Maturity—28.8%
1,000	M	Bayonne 5.25% 7/1/2019 (a)		1,075,040
1,000	M	Elizabeth 5.25% 4/15/2021 (a)		1,142,580
1,000	M	Jersey City 5% 1/15/2019 (a)		1,052,360
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)		1,049,620
810	M	Monmouth County Impt. Auth. 5% 1/15/2021 (a)		911,793
650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2018 (a)		674,557
2,000	M	New Jersey State COP Equip. Lease Purchase Rev.
		5.25% 6/15/2019 (a)		2,142,440
3,000	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2018 (a)		3,090,300
220	M	New Jersey State Health Care Facs. Fing. Auth. 5% 10/1/2018 (a)		229,066
950	M	New Jersey State Turnpike Auth. 5% 1/1/2020 (a)		1,034,303
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2019 (a)		2,246,220
				14,648,279
		Toll & Turnpike—4.5%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,163,400
1,000	M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2029		1,147,850
				2,311,250
		Transportation—7.3%
		Delaware River Joint Toll Bridge Commission:
1,000	M	5% 7/1/2033		1,183,820
250	M	5% 7/1/2034		294,553
		Port Authority of New York & New Jersey:
1,000	M	5% 10/15/2031		1,078,820
1,000	M	5% 10/15/2041		1,155,130
				3,712,323
Total Value of Municipal Bonds (cost $47,742,635)			100.3%	51,064,462
Excess of Liabilities Over Other Assets			(.3)	(170,091)
Net Assets			100.0%	$50,894,371

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $47,742,635. Accumulated net unrealized appreciation on investments was $3,321,827, consisting of $3,327,298 gross unrealized appreciation and $5,471 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.9%
		Appropriation—6.6%
$760	M	Hudson Yards Infra. Corp. 5.75% 2/15/2047	$870,519
		New York City Transitional Fin. Auth. Bldg. Aid Revenue:
1,000	M	5% 7/15/2033	1,151,300
1,000	M	5% 7/15/2035	1,186,340
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,333,000
1,500	M	State University 5.25% 5/15/2021	1,703,730
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,923,258
			11,168,147
		Education—17.7%
		Dutchess County Local Development Corp. Revenue:
1,000	M	5% 7/1/2035	1,184,750
1,000	M	5% 7/1/2036	1,180,080
1,000	M	5% 7/1/2037	1,177,280
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035	1,161,450
1,000	M	5% 7/1/2039	1,157,660
1,000	M	Monroe Indl. Dev. Corp. 5% 7/1/2037	1,175,420
		New York State Dormitory Authority Revenue:
1,930	M	Colgate University 6% 7/1/2021	2,121,070
1,000	M	Columbia University 5% 10/1/2041	1,121,470
3,000	M	Cornell University 5% 7/1/2040	3,298,590
1,000	M	Fordham University 5% 7/1/2028	1,131,630
		New York University:
1,610	M	6% 7/1/2018	1,671,405
2,000	M	5% 7/1/2030	2,335,880
2,000	M	5% 7/1/2036	2,346,260
1,000	M	5% 7/1/2037	1,145,900
2,000	M	5% 7/1/2039	2,329,340
500	M	Skidmore College 5% 7/1/2027	566,800
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,171,710
1,100	M	Schenectady County Cap. Res. Corp. 5% 1/1/2040	1,275,637
2,100	M	St. Lawrence County Ind. Dev. Agncy. 5% 9/1/2047	2,377,095
			29,929,427
		Electric—1.5%
		Long Island Power Auth. Electric Revenue:
1,000	M	5% 9/1/2041	1,155,520
1,200	M	5% 9/1/2044	1,356,192
			2,511,712
		General Obligation—4.7%
1,000	M	Monroe County 5% 6/1/2029	1,061,380

		New York City General Obligation:
3,000	M	5% 12/1/2034	3,562,560
1,750	M	4% 10/1/2041 (c)	1,867,408
		New York State Dormitory Authority Revenue:
1,000	M	Master Boces Program 5% 8/15/2028	1,075,090
375	M	School District Fin. Program 5.625% 10/1/2029	407,258
			7,973,696
		Health Care—1.5%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	687,494
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,248,254
500	M	6% 7/1/2036	543,205
			2,478,953
		Housing—1.9%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,147,030
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026	2,025,306
			3,172,336
		Lease—3.3%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,328,250
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,083,150
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027	3,180,675
			5,592,075
		Other Revenue—3.2%
1,000	M	Erie County Fiscal Stability Auth. 5% 9/1/2039	1,185,610
3,565	M	New York State Dormitory Authority
		School Dist. Brd. Fing. 5% 10/1/2042	4,167,271
			5,352,881
		Other Tax—11.0%
		New York City Transitional Fin Auth Revenue:
2,500	M	5% 2/1/2028	2,796,150
1,000	M	5% 11/1/2033	1,109,610
3,000	M	5% 11/1/2038	3,387,690
2,000	M	5% 8/1/2042	2,307,020
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,150,270
		New York State Dormitory Authority Revenue:
2,000	M	Personal Income Tax 4% 2/15/2037	2,145,460
		Sales Tax Revenue:
3,500	M	5% 3/15/2038	3,976,560
1,000	M	5% 3/15/2042	1,163,760
550	M	New York State Urban Dev. Corp. Rev.
		Personal Income Tax Rev. 5% 12/15/2027	554,934
			18,591,454
		Pre-Refunded/Escrowed-to-Maturity—26.3%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2019 (a)	535,620
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2020 (a)	1,100,520
1,240	M	Hudson Yards Infra. Corp. 5.75% 2/15/2021 (a)	1,428,207
5,000	M	Long Island Power Auth. 5.5% 5/1/2019 (a)	5,357,850
		Nassau County:
4,405	M	GO 5% 10/1/2019 (a)	4,757,664
3,000	M	Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (a)	3,147,030

		New York State Dormitory Authority Revenue:
995	M	Mental Health Svcs. Facs. 5% 8/15/2018 (a)		1,030,979
1,000	M	New York University 5% 10/1/2019 (a)		1,080,060
		Personal Income Tax Revenue:
3,000	M	5.75% 3/15/2019 (a)		3,208,890
2,500	M	5% 3/15/2019 (a)		2,646,925
1,200	M	Pratt Institute 5% 7/1/2019 (a)		1,283,520
3,025	M	School District Fing. Auth. 5.625% 10/1/2019 (a)		3,304,631
3,500	M	The New School 5.5% 7/1/2020 (a)		3,916,780
		New York State Thruway Authority Revenue:
1,185	M	5% 10/1/2017 (a)		1,185,284
1,925	M	5% 4/1/2018 (a)		1,964,867
		New York State Urban Dev. Corp. Revenue:
1,450	M	5% 12/15/2017 (a)		1,463,065
5,000	M	TOB Trust 8.530% 12/15/2018 (a) (b)		5,496,600
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2018 (a)		1,540,890
				44,449,382
		Toll & Turnpike—3.7%
		Triborough Brdg. & Tunnel Auth. Revenues:
845	M	5% 11/15/2034		1,011,947
3,500	M	5% 11/15/2036		4,158,770
945	M	5% 11/15/2042		1,110,640
				6,281,357
		Transportation—11.8%
		Metropolitan Transportation Authority:
3,000	M	Dedicated Tax 5% 11/15/2042		3,523,470
5,000	M	Trans. Rev. 5% 11/15/2029		5,699,450
		Port Authority of New York & New Jersey:
5,000	M	5% 10/15/2031		5,394,100
2,500	M	5% 10/15/2042		2,928,125
2,000	M	5% 11/15/2042		2,360,460
				19,905,605
		Water/Sewer—6.7%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029		592,845
250	M	5% 7/1/2030		295,062
250	M	5% 7/1/2031		293,612
300	M	5% 7/1/2032		350,265
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,236,915
2,000	M	5% 6/15/2032		2,255,160
1,000	M	5% 6/15/2043		1,115,670
2,050	M	Saratoga Cnty. Water Sys. Rev. 4% 9/1/2048		2,146,084
		Western Nassau Cnty. Water Auth. Revenue:
500	M	5% 4/1/2034		576,925
300	M	5% 4/1/2035		345,495
				11,208,033
Total Market Value of Municipal Bonds (cost $157,218,302)			99.9%	168,615,058
Other Assets, Less Liabilities			.1	157,233
Net Assets			100.0%	$168,772,291
At September 30, 2017, the cost of municipal investments for federal income tax purposes was $157,218,302. Accumulated net unrealized appreciation on investments was $11,396,756, consisting of $11,422,999 gross unrealized appreciation and $26,243 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value

		MUNICIPAL BONDS—98.1%
		Airport—3.4%
$880	M	Charlotte Airport Rev. 5% 7/1/2042	$1,030,295
		Appropriation—1.5%
425	M	Henderson County Limited Obligation 4% 10/1/2032	462,523
		Education—14.8%
		North Carolina State Capital Facs. Fin. Agy. Revenue:
500	M	4% 1/1/2038	528,745
1,000	M	5% 10/1/2040	1,181,030
500	M	5% 10/1/2041	579,565
		University of North Carolina at Asheville:
270	M	5% 6/1/2033	315,220
250	M	5% 6/1/2034	290,615
500	M	4% 6/1/2035	536,335
1,000	M	University of North Carolina at Charlotte 4% 10/1/2037 (c)	1,066,940
			4,498,450
		General Obligation—7.1%
		Burke County Limited Obligation:
250	M	4% 4/1/2032	271,513
200	M	4% 4/1/2033	215,362
500	M	4% 4/1/2035	532,985
500	M	University of North Carolina at Wilmington 4% 6/1/2031	542,690
500	M	Wake County Limited Obligation 5% 12/1/2034	592,865
			2,155,415
		Health Care—12.3%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034	1,049,660
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,041,920
1,000	M	New Hanover County Hosp. Rev. 5% 10/1/2027	1,078,390
500	M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046	563,460
			3,733,430
		Lease—6.9%
1,000	M	Charlotte COP 5% 6/1/2029	1,063,210
1,000	M	Salisbury COP 5.625% 3/1/2026	1,055,610
			2,118,820
		Pre-Refunded/Escrowed-to-Maturity—41.6%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2019 (a)	1,069,600
		Cabarrus County Certificate of Participation:
800	M	County Jail Lease 5.25% 6/1/2018 (a)	823,144
1,000	M	Installment Fing. Contract 5% 1/1/2019 (a)	1,050,670
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2018 (a)	1,047,610
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2021 (a)	524,115
1,000	M	Durham County COP 5% 6/1/2019 (a)	1,066,240
500	M	Harnett County COP 5% 6/1/2019 (a)	533,035

1,000	M	Lincoln County 5.5% 6/1/2018 (a)	1,031,080
1,000	M	Monroe COP 5.5% 3/1/2019 (a)	1,063,680
270	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019	279,574
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2019 (a)	1,054,440
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)	1,082,960
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030 (a)	1,130,280
860	M	University of North Carolina Sys. Pool 5% 10/1/2018 (a)	895,217
			12,651,645
		Water/Sewer—10.5%
		Cary Combined Enterprise System Revenue:
500	M	4% 12/1/2037	540,235
400	M	4% 12/1/2038	431,188
1,000	M	Charlotte Water & Sewer Sys. Rev. 5% 7/1/2040	1,169,840
550	M	Greensboro Enterprise System Revenue 4% 6/1/2047	584,920
400	M	Oak Island Enterprise Sys. Rev. 5% 6/1/2033	472,240
			3,198,423
Total Market Value of Municipal Bonds (cost $28,532,995)		98.1%	29,849,001
Other Assets, Less Liabilities		1.9	571,715
Net Assets		100.0%	$30,420,716

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $28,532,995. Accumulated net unrealized appreciation on investments was $1,316,006, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—103.7%
		Education—17.3%
		Ohio State Higher Educational Facilities Revenue:
$750	M	Oberlin College 5% 10/1/2042	$863,880
500	M	University of Dayton Proj. 5.375% 12/1/2030	559,240
500	M	Ohio University General Receipts 5% 12/1/2034	583,850
1,000	M	University of Akron General Receipts 5% 1/1/2028	1,081,030
500	M	University of Cincinnati 5% 6/1/2045	575,235
			3,663,235
		General Obligation—15.9%
250	M	Carlisle Local School District 5% 12/1/2042	284,948
500	M	Defiance City School District 5% 12/1/2039	573,610
250	M	Euclid City School District 5.25% 1/15/2044	288,443
280	M	Jefferson County Jail Construction 5.75% 12/1/2019	294,008
1,000	M	Lebanon City School District 5.25% 12/1/2043	1,104,520
250	M	Licking Heights Local School District 4% 10/1/2034	269,453
500	M	Madison Local School District Richland County 5% 12/1/2034	554,085
			3,369,067
		Health Care—2.7%
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	572,905
		Housing—.8%
165	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028	171,037
		Lease—5.3%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027	1,124,020
		Other Revenue—5.2%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,104,070
		Pre-Refunded/Escrowed-to-Maturity—41.3%
500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)	530,135
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)	1,066,440
900	M	Franklin County 5% 12/1/2017 (a)	906,606
375	M	Montgomery County Rev. 5.5% 5/1/2019 (a)	401,366
1,000	M	Ohio State 5.25% 1/1/2018 (a)	1,011,040
1,000	M	Ohio State 5.375% 3/1/2018 (a)	1,019,340
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)	423,744
250	M	6.125% 12/1/2018 (a)	265,205
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)	1,027,630
1,000	M	Wapakoneta City School District 5% 6/1/2018 (a)	1,027,630
1,000	M	Youngstown State University General Receipts 5.25% 6/15/2019 (a)	1,071,620
			8,750,756
		Toll & Turnpike—1.6%
300	M	Ohio State Turnpike Commission 5% 2/15/2028	350,586

		Water/Sewer—13.6%
500	M	Cincinnati Water Sys. Rev. 5% 12/1/2041		587,975
300	M	Cleveland Water Rev. 5% 1/1/2032		360,246
750	M	Northeast Regl. Sewer Dist. 4% 11/15/2043 (c)		800,670
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,130,840
				2,879,731
Total Value of Municipal Bonds (cost $20,878,402)			103.7%	21,985,407
Excess of Liabilities Over Other Assets			(3.7)	(792,153)
Net Assets			100.0%	$21,193,254

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $20,878,402.  Accumulated net unrealized appreciation on investments was $1,107,005, consisting of $1,111,749 gross unrealized appreciation and $4,744 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.2%
		Airport—4.2%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2031	$1,173,680
1,000	M	5% 7/1/2047	1,150,820
			2,324,500
		Appropriation—1.1%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	634,817
		Education—6.6%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,096,670
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,427,725
1,000	M	University of Oregon 5% 4/1/2045	1,142,180
			3,666,575
		Electric—4.0%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038	2,237,140
		General Obligation—28.2%
1,000	M	Central Oregon Community College District 5% 6/15/2030	1,091,610
2,000	M	Clackamas County School District #12, 5% 6/15/2037	2,368,040
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021	1,144,150
1,000	M	Clackamas County SD #73 Lake Oswego 4% 6/1/2043	1,060,930
575	M	Columbia County School District #502, 5% 6/15/2036	681,887
450	M	Harrisburg 4% 6/1/2046	483,219
1,000	M	Linn County School District #55, 5.5% 6/15/2027	1,282,530
1,000	M	Marion County School District #103, 5% 6/15/2035	1,159,860
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,119,480
1,225	M	Newport Zero Coupon 6/1/2029	858,909
		Oregon State:
350	M	5% 5/1/2031	422,355
250	M	5% 6/1/2037	298,650
1,000	M	5% 8/1/2042	1,183,300
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	527,385
1,000	M	Umatilla County Unified School District 5% 6/15/2033	1,148,210
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023	897,410
			15,727,925
		Health Care—11.4%
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,094,880
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	538,195
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,870,753
		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032	1,687,890
1,000	M	5% 7/1/2034	1,186,630
			6,378,348
		Industrial Development Revenue/Pollution Control Revenue—1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	549,415

		Other Tax—1.0%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	558,675
		Pre-Refunded/Escrowed-to-Maturity—26.1%
		Beaverton School District #48J:
750	M	5% 6/1/2019 (a)	799,920
1,500	M	5.125% 6/1/2019 (a)	1,602,945
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)	1,029,290
1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)	1,067,890
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2018 (a)	1,011,140
1,000	M	Deschutes & Jefferson Counties School District #2J, 6% 6/15/2018 (a)	1,036,290
		Jackson County School District #549C:
1,000	M	5% 12/15/2017 (a)	1,008,950
1,000	M	5% 6/15/2018 (a)	1,029,290
750	M	Lane County Met. Wastewater 5.25% 11/1/2018 (a)	785,205
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)	1,020,890
1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)	1,067,890
1,000	M	Port of Portland Airport Rev. 5% 7/1/2018 (a)	1,031,100
1,000	M	Portland Sewer Sys. Rev. 4.75% 6/15/2018 (a)	1,027,370
1,000	M	Salem 5% 6/1/2019 (a)	1,066,560
			14,584,730
		Other Revenue—4.2%
2,000	M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035	2,341,740
		Water/Sewer—10.4%
500	M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034	574,430
		Portland Water Sys. Revenue:
2,000	M	4% 4/1/2034	2,174,220
500	M	5% 5/1/2034	556,410
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031	2,527,850
			5,832,910
Total Value of Municipal Bonds (cost $51,459,028)		98.2%	54,836,775
Other Assets, Less Liabilities		1.8	1,029,462
Net Assets		100.0%	$$55,866,237

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $51,459,028.  Accumulated net unrealized appreciation on investments was $3,377,747, consisting of $3,378,554 gross unrealized appreciation and $807 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.2%
		Airport—2.7%
$$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029	$1,003,600
		Appropriation—2.8%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,054,370
		Education—9.8%
1,500	M	Delaware County Haverford College Rev. 5% 10/1/2042	1,721,115
		Penn. St. Higher Educ. Facs. Revenue:
1,000	M	5.5% 8/15/2018	1,039,690
290	M	5% 8/15/2046	338,645
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031	560,130
			3,659,580
		General Obligation—14.1%
250	M	Boyertown Area School District 5% 10/1/2036	287,472
1,000	M	Cheltenham Township School District 5% 3/15/2038	1,142,130
1,000	M	Easton Area School District 5.2% 4/1/2028	1,021,740
1,000	M	Penn Delco School District 5% 6/1/2034	1,150,240
500	M	Peters Township School District 4% 9/1/2035	535,965
1,000	M	Pittsburgh 5% 9/1/2035	1,165,840
			5,303,387
		Health Care—10.1%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,069,210
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,139,830
500	M	Chester County Hlth. & Educ. Facs. Rev. 5% 10/1/2035	586,830
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	560,740
430	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	442,281
			3,798,891
		Other Revenue—2.1%
740	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	788,840
		Other Tax—4.5%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,129,760
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	544,270
			1,674,030
		Pre-Refunded/Escrowed-to-Maturity—31.7%
1,000	M	Centennial Bucks County School District 5.125% 12/15/2018 (a)	1,051,040
400	M	Daniel Boone Area School District 5% 8/15/2018 (a)	414,248
260	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2020 (a)	290,542
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2019 (a)	1,068,160
1,000	M	Methacton School District 6.375% 3/1/2018 (a)	1,023,110
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 5/15/2019 (a)	1,072,810

		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2018 (a)		1,033,770
1,000	M	5% 6/1/2019 (a)		1,065,060
950	M	Philadelphia School District 6% 9/1/2018 (a)		993,842
1,000	M	Reading 6.25% 11/1/2018 (a)		1,057,570
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2021 (a)		1,162,390
570	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (a)		588,736
1,000	M	West Mifflin Area School District 5.375% 10/1/2018 (a)		1,044,690
				11,865,968
		Toll & Turnpike—4.5%
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	5% 12/1/2030		1,120,690
500	M	5% 12/1/2037 (c)		581,620
				1,702,310
		Transportation—4.0%
		Delaware River Joint Toll Bridge Comm. Revenue:
500	M	5% 7/1/2034		589,105
800	M	5% 7/1/2047		921,152
				1,510,257
		Water/Sewer—11.9%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,098,810
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		570,685
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,068,670
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		564,195
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,150,370
				4,452,730
Total Value of Municipal Bonds (cost $34,531,430)			98.2%	36,813,963
Other Assets, Less Liabilities			1.8	661,853
Net Assets			100.0%	$37,475,816

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $34,531,430. Accumulated net unrealized appreciation on investments was $2,282,533, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
September 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.2%
		Airport—3.4%
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
$1,000	M	5% 10/1/2026	$1,074,510
500	M	5% 10/1/2034	581,515
			1,656,025
		Appropriation—8.8%
		Arlington County Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029	541,425
500	M	5% 2/15/2030	540,355
1,750	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2034	1,967,630
1,000	M	Western Regional Jail Facs. Rev. 5% 12/1/2037	1,161,030
			4,210,440
		Combined Utility—1.2%
500	M	Richmond Public Util. Rev. 5% 1/15/2038	568,785
		Education—8.6%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,120,030
575	M	Montgomery Cnty. Econ Dev. Auth. Rev. 4% 6/1/2036	613,479
2,000	M	University of Virginia 5% 4/1/2038	2,392,640
			4,126,149
		General Obligation—14.1%
1,000	M	Chesapeake 5% 8/1/2032	1,223,670
1,450	M	Isle Wight County 4% 7/1/2042	1,540,234
		Norfolk:
1,000	M	5% 8/1/2034	1,159,740
1,000	M	5% 10/1/2034	1,186,290
1,000	M	Portsmouth 5% 2/1/2035	1,145,170
500	M	Powhatan County 5% 1/15/2032	537,270
			6,792,374
		Health Care—3.5%
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,112,680
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	571,445
			1,684,125
		Lease—4.8%
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,195,870
1,000	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,127,750
			2,323,620
		Other Revenue—10.8%
		Fairfax Cnty. Econ Dev. Auth. Revenue:
775	M	5% 4/1/2036	915,012
800	M	5% 3/1/2037	941,608
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,160,690

		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2029	618,838
370	M	5% 11/1/2033	385,950
1,000	M	5% 11/1/2045	1,169,270
			5,191,368
		Other Tax—2.4%
1,000	M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038	1,163,670
		Pre-Refunded/Escrowed-to-Maturity—31.2%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2018 (a)	1,031,020
1,000	M	Danville 5% 8/1/2019 (a)	1,073,920
1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2021 (a)	1,129,200
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (a)	1,069,240
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (a)	1,020,890
500	M	Hanover County 5.25% 1/15/2021 (a)	566,865
1,000	M	Hopewell 5.875% 7/15/2019 (a)	1,087,840
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2021 (a)	580,385
1,000	M	Richmond Public Util. Rev. 5% 1/15/2019 (a)	1,052,110
1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (a)	1,042,700
885	M	Suffolk 5% 6/1/2021 (a)	1,006,811
1,000	M	Virginia St. Public School Auth. Rev. 5% 8/1/2019 (a)	1,073,730
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2018 (a)	600,570
425	M	5% 11/1/2019 (a)	459,862
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (a)	1,116,210
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2019 (a)	1,074,130
			14,985,483
		Toll & Turnpike—1.1%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053	540,070
		Transportation—1.2%
500	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5% 7/1/2042	587,710
		Water/Sewer—7.1%
1,000	M	Fairfax County Water Rev. 5% 4/1/2041	1,187,080
500	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 8/1/2043	580,910
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	550,106
1,000	M	Norfolk Water Rev. 5% 11/1/2037	1,115,040
			3,433,136
Total Value of Municipal Bonds (cost $44,608,569)		98.2%	47,262,955
Other Assets, Less Liabilities		1.8	$846,732
Net Assets		100.0%	$48,109,687

At September 30, 2017, the cost of municipal investments for federal income tax purposes was $44,608,569.  Accumulated net unrealized appreciation on investments was $2,654,386, consisting of $2,673,198 gross unrealized appreciation and $18,812 gross unrealized depreciation.

FOOTNOTES

(a) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b) Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2017.

(c) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

Summary of Abbreviations:
COP Certificate of Participation
GO General Obligation
TOB Tender Option Bond

1. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of September 30, 2017:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$655,677,874	-
Tax Exempt Opportunities	-	281,260,576	-
California	-	59,809,184	-
Connecticut	-	35,845,787	-
Massachusetts	-	24,354,141	-
Michigan	-	18,999,067	-
Minnesota	-	21,405,614	-
New Jersey	-	51,064,462	-
New York	-	168,615,058	-
North Carolina	-	29,849,001	-
Ohio	-	21,985,407	-
Oregon	-	54,836,775	-
Pennsylvania	-	36,813,963	-
Virginia	-	47,262,955	-

*	The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended September 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds’ adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ending September 30, 2017, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended September 30, 2017, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the period ended September 30, 2017, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended September 30, 2017, the Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	November 28, 2017